10 Accounts Receivables - Concessions (Details 4) - Generation concession agreements [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable Concessions [Line Items]
Power generation concession contract at beginning	R$ 69,182	R$ 65,811
Gain on remeasurement of the cash flow	1,518	426
Reversal of impairment	10,502	2,945
Power generation concession contract at ending	R$ 81,202	R$ 69,182